Dec. 01, 2015
AC ALTERNATIVES EQUITY FUND
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

American Century Capital Portfolios, Inc. Prospectus and Statement of Additional Information Supplement AC Alternatives™ Equity Fund
Supplement dated December 2, 2015 ■ Prospectus dated May 8, 2015

On December 1, 2015, the Board of Directors of the AC Alternatives Equity Fund approved a name change for the fund and certain changes to the fund's principal investment strategies. In connection with this name change, the investment policy requiring that the fund invest at least 80% of its net assets in equity investments will be removed. This policy may be changed without shareholder approval if written notice is provided at least 60 days in advance of such change.
The following changes will become effective on February 1, 2016:

•
Name Change. The fund's name will change to AC AlternativesTM Long Short Fund. All references in the prospectus and statement of additional information ("SAI") to "AC Alternatives Equity Fund" are hereby replaced with "AC Alternatives Long Short Fund".

•	Principal Investment Strategies. The fund's principal investment strategy related to equity investments currently reads as follows:
"Under normal market conditions, the fund will invest at least 80% of its net assets in equity investments.
Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities."

The fund is eliminating the requirement that at least 80% of its net assets be invested in equity investments. To reflect this change, the first 10 paragraphs of the Principal Investment Strategies section on page 3 of the prospectus, the first 10 paragraphs of the What are the fund's principal investment strategies? section on page 8 of the prospectus, and the AC Alternatives Equity section on pages 3-4 of the SAI, are replaced with the following:

The fund pursues its investment objective by combining several equity-oriented investment strategies in the pursuit of returns with lower correlation to the traditional equity markets. This alternative approach seeks to provide less volatility than traditional equity investments over the full market cycle.
American Century Investment Management, Inc. (the advisor) utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. The advisor has engaged Perella Weinberg Partners Capital Management LP (PWP) to identify and recommend other underlying subadvisors to manage distinct investment strategies within the fund. PWP uses a flexible and opportunistic investment strategy that allocates assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the funds. The advisor provides oversight of each of these functions.
PWP may allocate assets to underlying subadvisors employing all or a subset of the investment strategies described below at any given time, and, subject to the oversight of the advisor, may change allocations from time to time in its discretion.
The fund’s principal investment strategies include:

•
Long-only equity strategies involve buying, or taking long positions, in equity investments. These strategies may differ from traditional long-only strategies by providing the underlying subadvisor more flexibility with respect to certain factors such as position concentration, sector and country weights, style and market capitalization.

Equity investments include common stock, preferred stock, equity-equivalent securities, such as convertible securities and derivative instruments that give exposure to equities such as stock futures contracts or stock index futures contracts, equity options and swaps on equities.

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Long/short equity strategies involve long and short investing, based on fundamental evaluations, research and various analytical measurements, in equity investments. These strategies may take both long and short positions in equities issued by companies across all market capitalizations, in both the U.S. and non-U.S. markets based on whether the underlying subadvisor believes the securities are likely to increase or decrease in value, respectively. An underlying subadvisor buys, or takes long positions in, equity investments identified as undervalued and takes short positions in equity investments securities that it has identified as overvalued.

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Event driven strategies seek to achieve gains from market movements in security prices caused by specific corporate or market events (or prospective events) or changes in perceived relative value in a security. Examples of corporate events include mergers, acquisitions, transfers of assets, tender offers, exchange offers, recapitalizations, liquidations, divestitures, spin-offs, equity restructurings and reorganizations.

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Global macro strategies seek to profit from the movement of the prices of securities across asset classes. These strategies generally focus on macro-economic opportunities across numerous financial markets and geographies. Strategies may utilize tactical trend-based models to allocate assets on both the long and short sides to a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities, often through the use of derivatives, such as futures, options or swaps.

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Trading oriented strategies may involve a variety of investment styles seeking to identify short or long-term trading opportunities, including analyzing market themes and trends and other technical factors.

•
PWP overlay strategies are utilized by PWP to manage liquidity, hedging and overall thematic exposure of the fund. PWP utilizes investments in certain securities, including but not limited to, exchange traded funds, futures, options, swaps and other derivatives with the intention of exploiting market opportunities, managing inflows and outflows of fund assets and/or hedging against certain risks identified by PWP.